Non-consolidated VIEs - Corporation's VI in non-consolidated VIEs and max exposure to loss (Details) - FNMA, GNMA, FHLMC VIE - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 99,042	$ 144,930
Maximum exposure to loss	99,042	144,930
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	90,273	115,718
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	90,273	115,718
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	8,769	29,212
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 8,769	$ 29,212